9800 Fredericksburg Road

San Antonio, Texas 78288

December 21, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

Post-Effective Amendment No. 138 to Registration Statement on Form N-1A 1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

On behalf of USAA Mutual Funds Trust, a Delaware statutory trust (the Registrant), we hereby enclose for filing with the Securities and Exchange Commission (the Commission) pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the 1933 Act), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 138 (the Amendment) to the above-captioned Registration Statement, together with the exhibits indicated as being filed herewith. The manually executed original, held on file, has been sequentially numbered in accordance with the provisions of Rule 403 under the 1933 Act.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective on March 1, 2017, pursuant to Rule 485(a)(1) under the 1933 Act.

The Amendment is being filed with respect to the USAA Mutual Funds Trust (Nasdaq-100 Index Fund and Ultra Short-Term Bond Fund) to (1) incorporate revised language to include an additional class, i.e., R6 Shares; (2) to make such other non-material changes as appropriate.

The Registrant requests selective review of that portion of the Amendment relating to the additional class of the Nasdaq-100 Index Fund and Ultra Short-Term Bond Fund (the Funds). The remainder of the disclosure in the Amendment relating to the Funds has been previously reviewed by the Commission staff most recently in connection with Post-Effective Amendments Nos. 107 and 57, and was most recently filed with the Commission o April 28, 2016 (Post-Effective Amendment No. 124). No material changes are being made to disclosures for other series of the Trust discussed in the Amendment.

If you have any questions with respect to the enclosed, please contact me at (210) 498-0034.

Sincerely,

Daniel Mavico

Assistant Secretary

USAA Mutual Funds Trust